SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 24, 2020	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Expensed financing costs		$ 0	$ 120,632	$ 0	$ 270,632
Right to Use Asset value						$ 259,962		$ 259,926
Payment for sublease	$ 9,666
Payment of management fee	457
One-time security deposit	$ 19,332
Sublease rental income		$ 31,281		$ 50,613
Income taxes, percentage						50.00%
Expensed financing costs						$ 919,950	$ 0
Lease cost						$ 475,000
Revenues, percentage						10.00%	10.00%
Revenue [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Concentration Risk, Percentage				10.00%
Accounts Receivable [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Concentration Percentage						100.00%
Minimum [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Payment term						15
Lease Term						12 years
Maximum [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Payment term						30 days
Lease Term						14 years
Customer A [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Concentration Percentage		70.00%		60.00%		45.00%	17.00%
Customer A [Member] | Accounts Receivable [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Concentration Risk, Percentage				80.00%
Customer B [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Concentration Percentage		29.00%		38.00%		18.00%	76.00%
Customer B [Member] | Accounts Receivable [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Concentration Risk, Percentage				20.00%
Customer [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Concentration Percentage						5.00%